CONSOLIDATED STATEMENTS OF INCOME - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Income Statement [Abstract]
REVENUES, NET OF SALES, RETURNS, AND ALLOWANCES	$ 227,044	$ 753,618	$ 442,327	$ 1,018,479	$ 1,631,653	$ 154,002
COST OF REVENUES	155,694	574,957	314,887	772,143	1,314,080	126,674
Gross profit	71,350	178,661	127,440	246,336	317,573	27,328
OPERATING EXPENSES
Selling, general and administrative expenses	692,556	254,538	1,339,769	672,992	2,074,448	383,520
Bad debt expense					1,514,160
Income (Loss) from operations	(621,206)	(75,877)	(1,212,329)	(426,656)	(3,271,035)	(356,192)
Other income / (expense)
Interest expense	(13,812)		(17,619)		(14,986)	(2,051)
Interest expense related to debenture origination fee	(15,000)		(15,000)
Interest expense related to warrant issued in private placement	(281,565)		(281,565)
Loss on derivative	(148,628)		(148,628)
EDIL advance	7,000		7,000
Other income	6,291		6,291		1,498,352	1,648
Net Income (Loss)	$ (1,066,920)	$ (75,877)	$ (1,661,850)	$ (426,656)	$ (1,787,669)	$ (356,595)
WEIGHTED AVERAGE NUMBER OF COMMON SHARES:
Basic and diluted	767,772,186	583,084,199	767,772,186	583,084,199	710,868,609	525,632,116
NET LOSS PER COMMON SHARES:
Basic and diluted	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.00)